Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 02, 2016
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Dec. 01, 2016
Document Effective Date	Dec. 02, 2016
Prospectus Date	Feb. 01, 2016
AllianzGI Structured Return Fund | Institutional Class
Prospectus:
Trading Symbol	AZIIX
AllianzGI Structured Return Fund | Class P
Prospectus:
Trading Symbol	AZIPX
AllianzGI Structured Return Fund | Class A
Prospectus:
Trading Symbol	AZIAX
AllianzGI Structured Return Fund | Class C
Prospectus:
Trading Symbol	AZICX